UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:       811-09421

                           SAL Trust Preferred Fund I
               (Exact name of registrant as specified in charter)

         800 Shades Creek Parkway, Suite 700, Birmingham, Alabama 35209
           (Address of principal executive offices)        (Zip code)

                             Corporate Trust Company
                               1209 Orange Street
                 Wilmington, Delaware 19891, County of Newcastle
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-978-3763

Date of fiscal year end:      December 31, 2003

Date of reporting period:     December 31, 2003

Item 1. Reports to Stockholders.

                           SAL TRUST PREFERRED FUND I

                                  Annual Report

                                December 31, 2003

                           SAL TRUST PREFERRED FUND I
                                December 31, 2003

                                Table of Contents

                                                                            Page

Letter from the Chairman                                                       1

Portfolio Summary                                                              2

Performance of the Fund                                                        2

Independent Auditors' Report                                                   3

Financial Statements                                                           4

Notes to Financial Statements                                                  9

Financial Highlights                                                          13

Trustees, Officers, and Service Providers                                     14

                            Letter From The Chairman

Dear Shareholder,

I am pleased to enclose this annual report of SAL Trust Preferred Fund I (the
Fund) for the period ending December 31, 2003.

The Fund owns three trust preferred issues, as more fully described in the footnotes to the financial statements, which pay dividends equal to 9 3/4%, In addition, the issuers of these securities are required to reimburse the reasonable and customary expenses of the Fund. During the year ended December 31, 2003, the Fund earned $1,934,746 in dividends and interest, incurred $211,946 in expenses and distributed $1,934,654 to our shareholders. The net asset value of the Fund as of December 31, 2003 was $28.71 per share.

We thank you for your interest in SAL Trust Preferred Fund I. If you have any questions regarding your ownership in this Fund feel free to call me at 205-414-3346 or write to me at SAL Trust Preferred Fund I, 800 Shades Creek Parkway, Suite 125, Birmingham, Alabama 35209.

Sincerely,


/s/ A. Fox deFuniak III

A. Fox deFuniak III
Chairman

                           SAL TRUST PREFERRED FUND I
                                December 31, 2003

Portfolio Summary

Net Asset Value (NAV) per Share                                          $ 28.71
Market Price per Share                                                     25.57
Distributions per Share 1-1-2003 through
     12-31-2003                                                             2.44

Performance of the Fund

The Fund generated a total return of 12.07% (actual) on NAV and 9.82% (actual) at market price for the period January 1, 2003 through December 31, 2003.

The Fund paid four quarterly dividends of $0.609375 per share providing a dividend yield of 9.53% based on market price, and 8.49% based on NAV at December 31, 2003.

                          Independent Auditors' Report

The Board of Trustees of
SAL Trust Preferred Fund I:

We have audited the accompanying statement of net assets of SAL Trust Preferred Fund I (a Delaware business trust), including the schedule of investments, as of December 31, 2003, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of SAL Trust Preferred Fund I's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for 2001, 2000, and 1999 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 13, 2002.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SAL Trust Preferred Fund I as of December 31, 2003, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                  /s/ KPMG LLP

January 23, 2004

                           SAL TRUST PREFERRED FUND I
                      Schedule of Investments in Securities
                                December 31, 2003

                   Description                               Shares      Fair value          Cost
--------------------------------------------------------    ---------    -----------     -----------
Trust preferred securities - 100%
    Central Community Capital Statutory Trust 9.75%
       Preferred Securities*                                 264,568     $ 7,595,747**     6,614,200
    Orion Bancorp Capital Statutory Trust 9.75%
       Preferred Securities*                                 264,568       7,595,747**     6,614,200
    First Southern Bancorp Capital Statutory Trust 9.75%
       Preferred Securities*                                 264,568       7,595,747**     6,614,200
                                                                         -----------     -----------
                Total portfolio                                          $22,787,241      19,842,600
                                                                         ===========     ===========

*     The indicated securities were purchased on July 24, 1999.

**    The indicated securities are restricted securities.

See accompanying notes to financial statements.

                           SAL TRUST PREFERRED FUND I
                             Statement of Net Assets
                                December 31, 2003

                                                                                 Shares        Fair value
                                                                              ------------    ------------
Investment securities:
   Central Community Capital Statutory Trust 9.75%
      Preferred Securities                                                         264,568    $  7,595,747
   Orion Bancorp Capital Statutory Trust 9.75%
      Preferred Securities                                                         264,568       7,595,747
   First Southern Bancorp Capital Statutory Trust 9.75%
      Preferred Securities                                                         264,568       7,595,747
                                                                              ------------    ------------
          Total investment in securities (cost $19,842,600)                        793,704      22,787,241
                                                                              ============
Cash and cash equivalents                                                                            4,081
Due from bank holding companies                                                                    132,414
Other receivables                                                                                      130
Accrued interest                                                                                         2
Prepaid insurance                                                                                   49,658
                                                                                              ------------
          Total assets                                                                          22,973,526
Accounts payable                                                                                  (184,955)
                                                                                              ------------
          Net assets                                                                          $ 22,788,571
                                                                                              ============
Net asset value per share (average shares outstanding during 2003 - 793,704)                  $      28.71

See accompanying notes to financial statements.

                           SAL TRUST PREFERRED FUND I
                             Statement of Operations
                          Year ended December 31, 2003

Investment income:
     Dividends                                                      $ 1,934,654
     Interest                                                                92
                                                                    -----------
           Total investment income                                    1,934,746
                                                                    -----------
Expenses:
     Insurance expense                                                  (57,232)
     Professional services                                              (65,118)
     Board of Trustee fees                                              (24,000)
     Investment advisor fees                                            (22,925)
     Custodian fees                                                     (18,312)
     Exchange membership fees                                           (15,000)
     Transfer agent fees                                                 (3,474)
     Other                                                               (5,885)
                                                                    -----------
           Total expenses                                              (211,946)
Less:
     Reimbursable expenses from Bank Holding Companies                  211,946
                                                                    -----------
           Net expenses                                                      --
                                                                    -----------
           Investment income, net                                     1,934,746
Unrealized gain on investments                                          769,893
                                                                    -----------
           Net increase in net assets resulting from operations     $ 2,704,639
                                                                    ===========

See accompanying notes to financial statements.

                           SAL TRUST PREFERRED FUND I
                       Statements of Changes in Net Assets
                     Years ended December 31, 2003 and 2002

                                                                      2003            2002
                                                                  ------------    ------------
Increase in net assets from operations:
   Investment income, net                                         $  1,934,746       1,934,661
   Change in unrealized gain on investments                            769,893         730,207
                                                                  ------------    ------------
           Net increase in net assets resulting from operations      2,704,639       2,664,868
Distribution to shareholders from:
   Investment income, net                                           (1,934,654)     (1,934,654)
                                                                  ------------    ------------
           Total increase                                              769,985         730,214
Net assets at beginning of the period                               22,018,586      21,288,372
                                                                  ------------    ------------
Net assets at end of the period                                   $ 22,788,571      22,018,586
                                                                  ============    ============

See accompanying notes to financial statements.

                           SAL TRUST PREFERRED FUND I
                             Statement of Cash Flows
                          Year ended December 31, 2003

Increase (decrease) in cash and cash equivalents
   Cash flows from operating activities:
      Net increase in net assets from operations                                        $ 2,704,639
      Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
            Increase in due from bank holding companies                                     (54,248)
            Decrease in accrued interest                                                          2
            Increase in prepaid insurance                                                    (2,358)
            Increase in accounts payable                                                     27,705
            Increase in unrealized gain on investments                                     (769,893)
                                                                                        -----------
               Net cash provided by operating activities                                  1,905,847
Cash flows from financing activities:
   Cash distributions paid                                                               (1,934,654)
                                                                                        -----------
               Net cash used in financing activities                                     (1,934,654)
                                                                                        -----------
               Net decrease in cash and cash equivalents                                    (28,807)
Cash and cash equivalents:
   Beginning balance                                                                         32,888
                                                                                        -----------
   Ending balance                                                                       $     4,081
                                                                                        ===========

See accompanying notes to financial statements.

                           SAL TRUST PREFERRED FUND I
                          Notes to Financial Statements
                                December 31, 2003

(1)   Organization and Risk Factors

      SAL Trust Preferred Fund I (the Fund) was formed as a Delaware business trust under an Agreement and Declaration of Trust dated July 24, 1999 and is registered as a closed-end, nondiversified management investment company. The Fund has invested substantially all of its assets in 9.75% cumulative trust preferred securities (the Preferred Securities) issued in approximately equal amounts by three statutory trusts (the Bank Trusts), controlled respectively, by three bank holding companies (Orion Bancorp, Inc., formerly, FirstBancorp, Inc.-Naples, Florida; First Southern Bancorp, Inc.-Boca Raton, Florida; and Central Community Corporation-Temple, Texas), (the Bank Holding Companies). The assets of each statutory trust consist solely of subordinated debentures and payments thereunder. The Bank Holding Companies' limited geographic market area, and the nature of the commercial banking industry itself, creates concentration risk. Certain economic developments in either the industry or the Bank Holding Companies' market areas could adversely affect the underlying securities.

      Each Bank Holding Company has made, through a preferred securities guarantee, a limited and subordinated guarantee (the Guarantee) of the Preferred Securities issued by its respective Bank Trust in which the Fund invested. Each Bank Holding Company guarantees under its respective Guarantee (i) the payment of the Preferred Securities' distributions issued by its respective Bank Trust; and (ii) the full payment of principal upon liquidation or redemption of the Preferred Securities issued by its respective Bank Trust, in each case, to the extent the Bank Trust has legally available funds on hand at such time. Each Guarantee is also subordinated and junior in right of payment to the senior debt, as defined, of each Bank Holding Company (such senior obligations constitute substantially all of the debt and other obligations of each Bank Holding Company). Accordingly, in the event of a default under its Guarantee, no Bank Holding Company will be required to make payment under its Guarantee to the Fund unless its senior obligations are paid first, and then only to the extent of the amount of funds held by the Bank Trusts for payments to the Fund, if any.

      While the Fund's investment objective is to seek a high level of current income for long-term investors, there can be no assurance that the Fund will attain its investment objective.

(2)   Summary of Accounting Policies

      (a)   Use of Estimates

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements.

      (b)   Basis of Presentation

            The Fund maintains its records and presents its financial statements on the accrual basis.

      (c)   Cash and Equivalents

            The Fund classifies as cash equivalents all highly liquid securities with a maturity of three months or less at the time of purchase.


                                                                     (Continued)

                           SAL TRUST PREFERRED FUND I
                          Notes to Financial Statements
                                December 31, 2003

      (d)   Security Valuation

            The valuation of the Preferred Securities held by the Fund is performed by Sterne Agee Asset Management (SAAM), the investment manager of the Fund, pursuant to a "fair-valuing pricing" method or technique. This method is consistent with Section 2(a)(41) of the 1940 Act and Rule 2a-4 under the 1940 Act, when the investment manager of the fund determines in good faith that market quotations for the Preferred Securities held by the Fund are not readily available.

            The fair-value pricing method used to determine the pricing of the Preferred Securities is based on what SAAM believes in good faith to be the most accurate and most relevant information available, including, but not limited to:

            a.    the existence of restrictions upon the sale of the securities;

            b. changes in the financial condition and prospects of the issuers of the securities;

            c. any premium or discount at which the shares of the fund are trading;

            d. the public trading values of comparable debt securities of comparable companies and the current yield to call on comparable securities;

            e. the extent of public trading in similar securities of comparable issuers; and

            f.    any other relevant matters.

            On a quarterly basis, the Trustees monitor the actions of SAAM in valuing the Preferred Securities to ensure that SAAM's actions are consistent with the Fund's written valuation guidelines. This monitoring by the Trustees includes a review of the specific investment valuations, and also requires, in part, the quarterly written representation by an officer of the Fund that as of the end of the previous quarter (a) these valuation guidelines have been adhered to by the investment manager and (b) accordingly, the Preferred Securities of the Fund have been properly, accurately, and timely valued. These quarterly representations to the board of directors are made by an officer of the Fund in a quarterly compliance report to the Trustees.

      (e)   Due from Bank Holding Companies

            At December 31, 2003, due from Bank Holding Companies includes operating expenses incurred by the Fund but not yet reimbursed by the Bank Holding Companies.

      (f)   Federal Income Taxes

            The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to grantor trusts and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.


                                                                     (Continued)

                           SAL TRUST PREFERRED FUND I
                          Notes to Financial Statements
                                December 31, 2003

      (g)   Other

            The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Distributions to shareholders are recorded on the ex-dividend date.

      (h)   Reimbursed Expenses

            The Bank Holding Companies reimburse, on a pro rata basis, all of the Fund's annual operating expenses, up to an aggregate maximum of $185,000 per annum, on a cash basis, starting on the commencement date of the Fund, which amount increases annually in accordance with increases in the Consumer Price Index (CPI). Any expenses in excess of $185,000, as adjusted by the CPI, are to be paid by the Fund. Each Bank Holding Company's obligation to pay such expenses continues so long as the Preferred Securities are held by the Fund.

(3)   Commitments and Contingencies

      The Fund can be subject to claims and disputes arising in the normal course of business. Management, through consultation with the Fund's legal counsel, is of the opinion that there are no matters that will have a material impact on the financial statements.

(4)   Restricted Securities

      The Preferred Securities and Guarantees are not registered with the Securities and Exchange Commission (SEC). The Preferred Securities were issued in various private transactions, which are exempt from registration under the various securities acts administered by the SEC. The Fund purchased each of the Preferred Securities and the Guarantees from the Bank Trusts and the Bank Holding Companies, respectively, in three separate private transactions pursuant to three separate Trust Preferred Purchase Agreements. No public market is expected to ever develop for shares of the Fund.

(5)   Distributions to Shareholders

      The Fund distributed $1,934,654 of investment income earned during the year ended December 31, 2003 to shareholders. The dividends were paid in equal quarterly installments of $483,663 on March 31, 2003, June 30, 2003, September 30, 2003, and December 31, 2003, to shareholders of record at March 24, 2003, June 23, 2003, September 23, 2003, and December 19, 2003,
      respectively.

(6)   Investment Transactions

      There were no purchases of investment securities representing investments in the Preferred Securities of the Bank Trusts for the year ended December 31, 2003. As of December 31, 2003, unrealized appreciation on investments amounted to $2,944,641. There was no accumulated undistributed net realized gain or loss on investment transactions at December 31, 2003.


                                                                     (Continued)

                           SAL TRUST PREFERRED FUND I
                          Notes to Financial Statements
                                December 31, 2003

(7)   Investment Advisory Fees and Other Transactions with Affiliates

      The Fund's investment manager, SAAM, receives an annual fee, payable on a quarterly basis, in a maximum amount equal to 0.10% of the Fund's average quarterly net asset value. The Trust Company of Sterne, Agee & Leach, Inc. (Trust) performs the Fund's custodian and portfolio accounting services and, as well, serves as the Fund's dividend paying agent. In return for these services, the Fund pays Trust an annual fee, payable on a quarterly basis, amounting to 0.08% of the Fund's quarterly net asset value. For the year ended December 31, 2003, estimated billed and unbilled management fees and custodian fees aggregated $22,925 and $18,312, respectively. Certain directors of the Fund are also directors of SAAM and Trust.

                           SAL TRUST PREFERRED FUND I
                              Financial Highlights
                          Year ended December 31, 2003

                                                2003         2002         2001         2000         1999
                                              --------     --------     --------     --------     --------
Net asset value, beginning of period          $  27.74        26.82        23.64        25.00        25.00
Increase from investment operations:
    Investment income                             2.44         2.44         2.44         2.44         0.61
    Unrealized gain (loss) on investments         0.97         0.92         3.18        (1.36)        0.00
                                              --------     --------     --------     --------     --------
             Net increase from investment
               operations                         3.41         3.36         5.62         1.08         0.61

Distributions to shareholders from
    investment income                            (2.44)       (2.44)       (2.44)       (2.44)       (0.61)
                                              --------     --------     --------     --------     --------
             Net increase (decrease) in
               net asset value                    0.97         0.92         3.18        (1.36)        0.00
                                              --------     --------     --------     --------     --------
Net asset value, end of period                $  28.71        27.74        26.82        23.64        25.00
                                              ========     ========     ========     ========     ========
Market value per share, end of period         $  25.57        25.50        23.02        18.00        24.75
Total return on net assets                       12.07%       12.31%       23.77%        4.32%        2.44%
Ratio of net expenses to average net assets       0.00%        0.00%        0.00%        0.00%        0.00%
Ratio of net investment income to average
    net assets                                    8.49%        8.93%        9.66%       10.02%        2.46%
Portfolio turnover rate                           0.00%        0.00%        0.00%        0.00%        0.00%
Ratio assuming no reduction for
    reimbursed expenses:
      Net expenses to average net assets          0.95%        1.00%        0.90%        1.11%        0.14%
      Net investment income to average
        net assets                                7.69%        7.93%        8.76%        8.92%        2.32%

See accompanying notes to financial statements.

                           SAL TRUST PREFERRED FUND I
                    Trustees, Officers, and Service Providers

Trustees and Officers

A. Fox deFuniak III             Chairman of the Board of Trustees and President
James A. Taylor, Sr.            Trustee
Robert M. Couch                 Trustee
Thomas J. Harris                Treasurer and Secretary

Investment Advisor

Sterne Agee Asset Management, Inc.

Custodian

The Trust Company of Sterne, Agee & Leach, Inc.

Independent Public Accountants

KPMG LLP

Legal Counsel

Haskell Slaughter Young & Rediker, L.L.C.

Transfer Agent

Continental Stock Transfer & Trust Company

Item 2. Code of Ethics.

As of December 31, 2003, the Fund had a code of ethics (the "Code of Ethics") that applies the Fund's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The Code of Ethics is attached as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it does not have an audit committee financial expert serving on the audit committee. The Board of Trustees has determined that although no one member meets the definition of audit committee financial expert, the experience provided by each member of the audit committee together offer adequate oversight for the Fund's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Fund's annual financial statements were $7,000 and $20,452 for 2003 and 2002, respectively.

(b) Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under paragraph (a) of this Item 4.

There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the investment advisor or any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund that are reasonably related to the performance of the audit of the Fund's financial statements that were required to be pre-approved by the audit committee.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the tax compliance, tax advice, and tax planning were $5,000 for each of 2003 and 2002. These services consisted of review or preparation of tax returns.

There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment advisor or any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund for tax compliance, tax advice and tax planning that were required to be pre-approved by the audit committee.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the Fund, other than the services reported in paragraphs (a) through (c) of this
Item 4.

There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment advisor or any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund, other than the services reported in paragraphs (a) through (c) of this Item 4, that were required to be pre-approved by the audit committee.

(e) (1) Before the accountant is engaged by the Fund to render audit or non-audit services, the engagement and services are approved by the Fund's audit committee.

      (2) None of the services described in paragraphs (b) through (d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Fund's accountant to the Fund, the Fund's investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the fund for each of the last two fiscal years are $7,375 in 2002 and $7,450 in 2003.

(h) The Fund's audit committee has considered whether the provision of non-audit services that were rendered to the Fund's investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrant.

            Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8. [Reserved]

Item 9. Submission of Matters to a Vote of Security Holders.

            Not applicable.

Item 10. Controls and Procedures.

      (a) The Registrant's principle executive officer and principle financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

      (b) There were no changes in the Registrant's internal controls over financial reporting that occurred during the the Registrant's most recently ended fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

      (a) Code of Ethics

      (b) (1) Certification of Principle Executive Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

            (2) Certification of Principle Financial Officer as required by Rule
                30a-2(a) under the Investment Company Act of 1940.

      (c) Certification of Principle Executive Officer and Principle Financial Officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): SAL Trust Preferred I


By: /s/ A. Fox deFuniak III
---------------------------
    A. Fox deFuniak III
    President

Date: March 2, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ A. Fox deFuniak III
---------------------------
    A. Fox deFuniak III
    President

Date: March 2, 2004


By: /s/ Thomas J. Harris
------------------------
    Thomas J. Harris
    Treasurer

Date: March 2, 2004